11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 10) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfIncomeTaxAndMinimumNotionalIncomeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	$ 1,034	$ 1,274
Current income tax and minimum notional income tax provision	1,084	1,392
Income tax, net of witholdings and advances
DisclosureOfIncomeTaxAndMinimumNotionalIncomeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	1,034	1,252
Current income tax and minimum notional income tax provision	930	1,299
Minimum notional income tax, net of witholdings and advances
DisclosureOfIncomeTaxAndMinimumNotionalIncomeTaxLiabilityLineItems [Line Items]
Non current income tax and minimum notional income tax provision	0	22
Current income tax and minimum notional income tax provision	$ 154	$ 93